COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

29.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2023, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

RMB
For the year ending December 31,
2024	1,435,439
2025	348,096
2026	6,120
2027	7,402
2028	3,744
2029 and thereafter	7
1,800,808

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2023, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
For the year ending December 31,
2024	888,030
2025	227,716
2026	173,244
2027	72,906
2028	7,820
2029 and thereafter	2,627
1,372,343

29. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Income Taxes

As of December 31, 2023, the Company has recognized an accrual of RMB98,457 for unrecognized tax benefits and its interest (Note 23). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Securities Litigation

In December 2023 and January 2024, the Company and certain of its current and former executive officers were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Southern District of New York. The complaint alleges that the Company made materially false and/or misleading statements and/or failed to disclose certain material information concerning the founder and co-chairperson, Mr. Sheng Chen’s financing activities and the related impact on the Company’s business operations in violation of the U.S. securities laws. On March 22, 2024, the Court ordered motion-to-dismiss briefing for the amended compliant to be completed by October 3, 2024. At the date of issue of the consolidated financial statements, the Company is unable to predict the outcome of the lawsuit, or reasonably estimate a range of possible losses, if any, given the early stage of this lawsuit. Therefore, no contingent liability has been recorded by the Company as of December 31, 2023.

Operating Litigation

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2023, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.